Net Loss Per Common Share - Narrative (Details) - Common Stock - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares authorized (in shares)	143,234,881	128,734,881	107,168,070
Common stock par value (in dollars per share)	$ 0.000001	$ 0.000001	$ 0.000001